Employee Benefit Plans - Obligations and Funded Status (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Pension Benefits [Member]
Change in benefit obligations:
Beginning of period	$ 28,909	$ 25,644
Service cost	159	75	$ 295
Interest cost	1,041	1,081	963
Actuarial (gain) loss	(1,465)	3,798
Change in plan provision	908
Benefits paid	(1,638)	(1,689)
End of period	27,914	28,909	25,644
Change in fair value of plan assets:
Beginning of period	18,872	19,074
Actual return on plan assets	(63)	526
Employer contributions	1,166	961
Benefits paid	(1,638)	(1,689)
End of period	18,336	18,872	19,074
Funded status of plans	(9,578)	(10,037)
Noncurrent liabilities	(9,578)	(10,037)
Liability recognized	(9,578)	(10,037)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss	9,024	9,365
Total amount recognized	9,024	9,365
Healthcare & Life Ins [Member]
Change in benefit obligations:
Beginning of period	13,356	14,155
Service cost	149	106	236
Interest cost	447	493	513
Actuarial (gain) loss	(1,720)	1,992
Change in plan provision	1,896	(2,553)
Benefits paid	(670)	(837)
End of period	13,458	13,356	$ 14,155
Change in fair value of plan assets:
Employer contributions	670	837
Benefits paid	(670)	(837)
Funded status of plans	(13,458)	(13,356)
Current liabilities	(964)	(1,041)
Noncurrent liabilities	(12,494)	(12,315)
Liability recognized	(13,458)	(13,356)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss	3,949	5,904
Prior service cost	(2,206)	(2,380)
Total amount recognized	$ 1,743	$ 3,524